Leases - Schedule of Leases (Details) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Leases [Line Items]
Balance of Beginning		$ 43,806
Acquisitions through business combinations	[1]		43,507
Effect of changes in foreign exchange rates		1,932	299
Additions		521,106
Amortization		(123,632)
Balance of Ending		443,212	43,806
Buildings [Member]
Schedule of Leases [Line Items]
Balance of Beginning
Acquisitions through business combinations	[1]
Effect of changes in foreign exchange rates
Additions		140,785
Amortization		(18,771)
Balance of Ending		122,014
Equipment [Member]
Schedule of Leases [Line Items]
Balance of Beginning
Acquisitions through business combinations	[1]
Effect of changes in foreign exchange rates
Additions		380,321
Amortization		(104,861)
Balance of Ending		275,460
Land [Member]
Schedule of Leases [Line Items]
Balance of Beginning		43,806
Acquisitions through business combinations	[1]		43,507
Effect of changes in foreign exchange rates		1,932	299
Additions
Amortization
Balance of Ending		$ 45,738	$ 43,806

[1]	Through the ValoraSoy acquisition, the Group incorporated a parcel of land for an original amount of $ 43,507. The right-of-use of land is not amortized due to the imminent transfer of ownership of the underlying asset to the Group which has an indefinite useful life.